Stock Options (Details 2) - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	95.00%	100.00%
Risk-free interest rate	0.35%	1.42%
Estimated fair value per option	$ 0.31	$ 0.60
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	96.00%	144.00%
Risk-free interest rate	1.66%	2.89%
Estimated fair value per option	$ 0.54	$ 1.07